Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2019		$ 1,099	[1]	$ 2,628,356	$ 664,747	$ 5,737,614	$ (76,125)	$ 8,955,691
Balance (in Shares) at Dec. 31, 2019	[1]	10,987,679
Foreign currency translation adjustment							521,914	521,914
Net income						1,688,859		1,688,859
Appropriation of Statutory reserve					48,990	(48,990)
Balance at Dec. 31, 2020		$ 1,099	[1]	2,628,356	713,737	7,377,483	445,789	11,166,464
Balance (in Shares) at Dec. 31, 2020	[1]	10,987,679
Foreign currency translation adjustment							290,407	290,407
Net income						1,669,357		1,669,357
Appropriation of Statutory reserve					53,470	(53,470)
Balance at Dec. 31, 2021		$ 1,099	[1]	2,628,356	767,207	8,993,370	736,196	13,126,228
Balance (in Shares) at Dec. 31, 2021	[1]	10,987,679
Foreign currency translation adjustment							(1,015,447)	(1,015,447)
Net income						1,415,745		1,415,745
Appropriation of Statutory reserve					69,008	(69,008)
Balance at Dec. 31, 2022		$ 1,099	[1]	$ 2,628,356	$ 836,215	$ 10,340,107	$ (279,251)	$ 13,526,526
Balance (in Shares) at Dec. 31, 2022	[1]	10,987,679

[1]	Retrospectively restated for effect of Reverse Split.